Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense (income)	These differences result from the following items:

	2025	2024
	$	$

Income (loss) from operations before taxes	976,799	(309,224)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	263,736	(83,490)

Increase (decrease) attributable to:
Losses and tax bases for which no tax benefit has been recorded	130,186	26,479
Effects of different foreign statutory tax rates	136,558	40,141
Withholding and other taxes	118,526	29,423
Change due to foreign exchange	(63,457)	29,894
Benefit of optional tax incentives	(41,382)	(21,625)
Non-deductible expenditures	31,340	11,340
Use of losses and temporary differences not previously recognised	(45,548)	—
Future withholding tax expense (recovery)	14,117	(2,699)
Change in income tax rates	4,000	(8,884)
Change in accruals for tax audits and settlement of income tax and customs assessments (Note 9)	2,279	67,352
Change in non-taxable portions of gains	(963)	807
Amounts under provided for in prior years	708	1,193
Benefit not recorded on impairment losses	—	227,498
Income tax expense	550,100	317,429

Current income tax, withholding and other taxes	694,650	319,726
Deferred income tax recovery	(144,550)	(2,297)
Income tax expense	550,100	317,429

Disclosure of contingent liability related to tax audit	Total provision for tax disputes recognized are as follows:

	2025	2024
	$	$

Opening balance	—	10,799
Additions	1,594	—
Reductions	—	(10,799)
Closing balance	1,594	—

Disclosure of income tax by geographical jurisdiction
Total income tax expense (recovery) attributable to geographical jurisdiction is as follows:

	2025	2024
	$	$

Mali	310,390	176,094
Namibia	157,007	85,828
Philippines	112,566	55,838
Canada	(29,249)	(713)
Other	(614)	382
	550,100	317,429

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2025	As at December 31, 2024	2025	2024
	$	$	$	$

Operating loss carry-forwards	84,196	2,033	(82,163)	7,280
Current assets and liabilities	38,233	(5,304)	(43,537)	3,862
Mining interests	(120,060)	(150,161)	(30,101)	(2,245)
Mine restoration provisions	17,234	15,413	(1,821)	(909)
Long term debt	(20,490)	—	20,490	—
Future withholding tax	(49,966)	(35,849)	14,117	(2,699)
Unrealized gains	(24,050)	—	24,050	(10,127)
Deferred tax charged to equity	—	—	(49,715)	(856)
Other	—	4,130	4,130	3,397
	(74,903)	(169,738)	(144,550)	(2,297)

Represented on the balance sheet as:

	2025	2024
	$	$

Deferred tax asset	(76,440)	—
Deferred tax liability	151,343	169,738
Balance, end of year	74,903	169,738
The change for the year in the Company’s net deferred tax liability was as follows:

	2025	2024
	$	$

Balance, beginning of year	169,738	171,179
Deferred income tax recovery charged to statement of operations	(144,550)	(2,297)
Deferred income tax liability charged to equity	24,943	—
Deferred income tax expense charged to equity	24,772	856
Balance, end of year	74,903	169,738

Disclosure of unrecognized temporary difference, unused tax losses and unused tax credits
The Company has the following unrecognized deferred tax assets:

	2025	2024
	$	$

Capital and non-capital tax losses	254,045	175,765
Gold stream and derivative financial instruments	106,370
Mining interests and other	68,239	153,892
Mine restoration provisions	18,057	10,423
Other liabilities	8,692	2,401
Current assets	2,100	868
	457,503	343,349